Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited) - Summary of Condensed Consolidated Statement of Temporary Equity and Stockholders' Deficit (Details) - USD ($)
	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ (51,884,924)	$ (31,412,734)	$ (51,884,924)	$ (31,412,734)
Net (loss) Income				(67,883,898)	(21,671,394)
Issuance of equity warrants				2,245,000	200,373
Exercise of stock options and release of notes' recourse provision				$ 87,580	6,751
Exercise of stock options and release of notes' recourse provision , Shares				106,480		7,700,000
Stock-based compensation				$ 855,396	992,080
Issuance of equity warrants to related party				2,200,658
Ending balance	$ (51,884,924)			(114,380,188)	(51,884,924)
Preferred Stock [Member] | Convertible Preferred Stock
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ 74,290,250	$ 66,290,289	$ 74,290,250	$ 66,290,289
Beginning balance, Shares		16,023,234	15,430,205	16,023,234	15,430,205
Ending balance	$ 74,290,250			$ 74,290,250	$ 74,290,250
Ending balance, Shares	16,023,234			16,023,234	16,023,234
Common Stock [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ 343	$ 119	$ 343	$ 119
Beginning balance, Shares		3,427,555	1,194,163	3,427,555	1,194,163
Exercise of stock options and release of notes' recourse provision				$ 61	$ 224
Exercise of stock options and release of notes' recourse provision , Shares				611,980	2,233,392
Ending balance	$ 343			$ 404	$ 343
Ending balance, Shares	3,427,555			4,039,535	3,427,555
Treasury Stock [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ (221,000)	$ (221,000)	$ (221,000)	$ (221,000)
Beginning balance, Shares		(650,000)	(650,000)	(650,000)	(650,000)
Ending balance	$ (221,000)			$ (221,000)	$ (221,000)
Ending balance, Shares	(650,000)			(650,000)	(650,000)
Additional Paid-in Capital [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ 3,724,208	$ 2,525,228	$ 3,724,208	$ 2,525,228
Issuance of equity warrants				2,245,000	200,373
Exercise of stock options and release of notes' recourse provision				87,519	6,527
Stock-based compensation				855,396	992,080
Issuance of equity warrants to related party				2,200,658
Ending balance	$ 3,724,208			9,112,781	3,724,208
Accumulated Deficit [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		(55,388,475)	(33,717,081)	(55,388,475)	(33,717,081)
Net (loss) Income				(67,883,898)	(21,671,394)
Ending balance	(55,388,475)			(123,272,373)	(55,388,475)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		(51,884,924)		(51,884,924)
Net (loss) Income		(44,984,457)
Issuance of equity warrants		2,245,000
Exercise of stock options and release of notes' recourse provision		40,581
Stock-based compensation		700,160
Issuance of equity warrants to related party		2,200,658
Ending balance	(51,884,924)	(91,682,982)			(51,884,924)
Accounting Standards Update 2014-09 [Member] | Preferred Stock [Member] | Convertible Preferred Stock
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ 74,290,250		$ 74,290,250
Beginning balance, Shares		16,023,234		16,023,234
Ending balance	$ 74,290,250	$ 74,290,250			$ 74,290,250
Ending balance, Shares	16,023,234	16,023,234			16,023,234
Accounting Standards Update 2014-09 [Member] | Common Stock [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ 343		$ 343
Beginning balance, Shares		3,427,555		3,427,555
Exercise of stock options and release of notes' recourse provision		$ 53
Exercise of stock options and release of notes' recourse provision , Shares		527,724
Ending balance	$ 343	$ 396			$ 343
Ending balance, Shares	3,427,555	3,955,279			3,427,555
Accounting Standards Update 2014-09 [Member] | Treasury Stock [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ (221,000)		$ (221,000)
Beginning balance, Shares		(650,000)		(650,000)
Ending balance	$ (221,000)	$ (221,000)			$ (221,000)
Ending balance, Shares	(650,000)	(650,000)			(650,000)
Accounting Standards Update 2014-09 [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		$ 3,724,208		$ 3,724,208
Issuance of equity warrants		2,245,000
Exercise of stock options and release of notes' recourse provision		40,528
Stock-based compensation		700,160
Issuance of equity warrants to related party		2,200,658
Ending balance	$ 3,724,208	8,910,554			$ 3,724,208
Accounting Standards Update 2014-09 [Member] | Accumulated Deficit [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance		(55,388,475)		$ (55,388,475)
Net (loss) Income		(44,984,457)
Ending balance	(55,388,475)	(100,372,932)			(55,388,475)
Accounting Standards Update 2014-09 [Member] | As previously reported [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance	(89,215,642)		(51,884,924)		(51,884,924)
Net (loss) Income		(42,517,117)	(42,517,117)
Issuance of equity warrants			2,245,000
Exercise of stock options and release of notes' recourse provision			40,581
Stock-based compensation			700,160
Issuance of equity warrants to related party			2,200,658
Ending balance		(89,215,642)	(89,215,642)
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Preferred Stock [Member] | Convertible Preferred Stock
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance	$ 74,290,250		$ 74,290,250		$ 74,290,250
Beginning balance, Shares	16,023,234		16,023,234		16,023,234
Ending balance			$ 74,290,250
Ending balance, Shares			16,023,234
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Common Stock [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance	$ 396		$ 343		$ 343
Beginning balance, Shares	3,955,279		3,427,555		3,427,555
Exercise of stock options and release of notes' recourse provision			$ 53
Exercise of stock options and release of notes' recourse provision , Shares			527,724
Ending balance			$ 396
Ending balance, Shares			3,955,279
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Treasury Stock [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance	$ (221,000)		$ (221,000)		$ (221,000)
Beginning balance, Shares	(650,000)		(650,000)		(650,000)
Ending balance			$ (221,000)
Ending balance, Shares			(650,000)
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance	$ 8,910,554		$ 3,724,208		$ 3,724,208
Issuance of equity warrants			2,245,000
Exercise of stock options and release of notes' recourse provision			40,528
Stock-based compensation			700,160
Issuance of equity warrants to related party			2,200,658
Ending balance			8,910,554
Accounting Standards Update 2014-09 [Member] | As previously reported [Member] | Accumulated Deficit [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Beginning balance	(97,905,592)		(55,388,475)		$ (55,388,475)
Net (loss) Income			(42,517,117)
Ending balance			$ (97,905,592)
Accounting Standards Update 2014-09 [Member] | Restatement impact [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Net (loss) Income	(2,467,340)	(2,467,340)
Ending balance		$ (2,467,340)
Accounting Standards Update 2014-09 [Member] | Restatement impact [Member] | Accumulated Deficit [Member]
New Accounting Pronouncements And Changes In Accounting Principles Of Statement Of Equity [Line Items]
Net (loss) Income	$ (2,467,340)